Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total lease cost	$ 8,986	$ 12,535	$ 21,813	$ 25,128
Right-of-use assets obtained in exchange for lease obligations	$ 11,000	10,200	$ 46,600	22,500
Weighted average remaining lease term	6 years 10 months 6 days		6 years 10 months 6 days		6 years 8 months 19 days
Weighted average discount rate	3.71%		3.71%		3.29%
Operating lease liabilities, current	$ 36,300		$ 36,300		$ 36,400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 145,464		$ 145,464		$ 126,321
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	8,000	9,300	18,000	19,300
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 1,000	$ 3,200	$ 3,800	$ 5,800